Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Income and Comprehensive Income
Loss for the year	$ (144,584)	$ (343,810)
Item that will be reclassified subsequently to profit or loss:
Net gain (loss) on translation of foreign currency balances	4,170	9,220
Total other comprehensive income that will be reclassified to profit or loss, net of tax	4,170	9,220
Items that will not be reclassified subsequently to profit or loss:
Gold prepayment revaluation	(1,885)	0
Tax effect	506	0
Remeasurement - actuarial loss	(2,598)	(20,072)
Tax effect	(1,265)	1,878
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(5,242)	(18,194)
Transferred to income statement:
Other comprehensive loss net of tax, for the year	(1,072)	(8,974)
Total comprehensive loss for the year	$ (145,656)	$ (352,784)